PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8.                            PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

		December 31,
		2010	2011
		RMB	RMB	US$

Prepaid expenses		1,598	5,516	876
Deposits	(a)	40,990	210,498	33,445
Staff advances		4,126	6,330	1,006
Subsidies receivable	(b)	5,103	8,104	1,288
Loans to third parties		—	22,400	3,558
Prepaid advertising fees		—	9,000	1,430
Others		1,926	3,351	533

		53,743	265,199	42,136

(a)          Deposits as of December 31, 2011 consist primarily of rental deposits, investment deposits and other miscellaneous deposits. A deposit of RMB173,000 (US$27,487) was in connection with a potential acquisition of an equity interest in an automobile dealership. The deposit will be refunded if the acquisition is not completed. A further RMB32,117 (US$5,103) deposit was placed with a supplier in connection with a bidding process for the construction of new exhibit halls.

(b)         As of December 31, 2011, subsidies receivable represents receivables due in connection with the PRC government’s promotion of energy-efficient vehicles and an automobile manufacturers’ promotion of an automobile insurance program.